Fair value of financial assets and liabilities - Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs (Details)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt securities | LSMC(Hull-White) | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility increases.	Variation of fair value increases as volatility increases.
Debt securities | LSMC(Hull-White) | Volatility | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2345	0.2809
Debt securities | LSMC(Hull-White) | Volatility | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.3748	0.8835
Loans | DCF model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.	Fair value increases as discount rate decreases.
Loans | DCF model | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.007	0.0417
Loans | DCF model | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0526	0.0598
Equity related derivative assets | Option valuation model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1688
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.	Fair value increases as discount rate decreases.
Equity related derivative assets | Option valuation model and others | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.0394
Equity related derivative assets | Option valuation model and others | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.1962
Equity related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.29
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.65
Equity related derivative assets | Option valuation model and others | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2255	0.2571
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as stock price and volatility increases.	Variation of fair value increases as volatility and stock price increases.
Equity related derivative assets | Option valuation model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.
Equity related derivative assets | Option valuation model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as stock price and volatility of underlying asset increases.
Equity securities, capital contributions, and beneficiary certificates | Stock prices, Volatility of underlying asset | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.1491
Equity securities, capital contributions, and beneficiary certificates | Stock prices, Volatility of underlying asset | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.3434
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.0056
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility increases.
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.0383	0.0645
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.061	0.1556
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Volatility of stock
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.293
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as volatility increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as volatility of underlying asset and stock price increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.1876
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.3637
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility of stock
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of stock increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility of stock | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.2019
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility of stock | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.3151
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.0277	0.0476
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.1905	0.1984
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as liquidation value increases.	Fair value increases as liquidation value increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	(0.01)	(0.01)
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.1241	0.01
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0	0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.01	0.01
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as interest rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Interest rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.0238
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Interest rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.0342
Equity securities, capital contributions, and beneficiary certificates | Market Value Approach | Stock price
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as stock price volatility increases.
Equity securities, capital contributions, and beneficiary certificates | Market Value Approach | Stock price | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.2786
Equity securities, capital contributions, and beneficiary certificates | Market Value Approach | Stock price | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.3151
Others | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.	Variation of fair value increases as volatility of underlying asset and stock price increases.
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.1491	0.1836
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.4244	0.369